UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22462

SCS Hedged Opportunities (TE) Fund, LLC

(Exact name of registrant as specified in charter)

One Winthrop Square

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Peter H. Mattoon

c/o SCS Capital Management, LLC

One Winthrop Square

Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code (617) 204-6400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Item 1. Reports to Stockholders.

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SCS HEDGED OPPORTUNITIES (TE) FUND, LLC

Semi-Annual Report

September 30, 2011

One Winthrop Square  |  Boston, MA 02110

617.204.6400   |  www.scsfinancial.com

SCS Hedged Opportunities Fund, LLC

SCS Hedged Opportunities (TE) Fund, LLC

Shareholder Letter

November 29, 2011

Dear Investors,

The SCS Hedged Opportunities (TE) Fund, LLC (the “Fund”) returned an estimated -0.96% net of all fees and expenses inception to date through September 30, 2011.

SCS Hedged Opportunities (TE) Fund, LLC (the “Fund”) is a multi-strategy fund of hedge funds launched on October 1, 2010. The Fund employs global research to identify and analyze both established and emerging hedge fund managers. The Fund’s objective is to preserve and grow capital by producing attractive, long-term capital appreciation with reduced volatility and lower correlation relative to the equity markets. The Fund seeks to achieve strong performance relative to its peers or applicable indices through an intensive manager selection process, while risk is managed through thoughtful portfolio construction and diversification across strategies, geographies and sectors. The Fund invests substantially all of its assets in SCS Hedged Opportunities Master Fund, LLC (the “Master Fund”). The Master Fund pursues the same investment objective as the Fund. Both the Fund and the Master Fund are registered under the Investment Company Act of 1940, as amended, as non-diversified closed-end management investment companies.

The third quarter market adjustments were likely due in Q4 2010, but delayed by last year’s QE2 operations. As a whole, 2011 played out in a very similar fashion to 2010, with one major exception: global financial liquidity fell significantly and was not offset by central banks in any of the three major economic regions of Asia, North America or Europe. That was a warning sign that results this quarter might reveal the weakest links in the financial system.

To explain: a series of global events in each region over the last three quarters combined to squeeze global liquidity. These events began last fall and gathered momentum and strength over the course of 2011. It started in Asia with China’s tightening measures to fight domestic inflation pressures last fall. Europe’s “inflation-phobes” introduced a double-whammy of monetary and fiscal tightening at the same time by raising short-term rates for the first time since 2008 while the politicians demanded austerity to balance budgets of near bankrupt governments of southern Europe. In the meantime, during much of 2011 U.S. politicians wrangled over the debt ceiling and proposed fiscal cuts and higher taxes instead of more quantitative easing. And the list goes on.

Subsequently, the United States went into a current account surplus (ex-China, ex-oil), with US dollars coming home, as opposed to circulating through international trade and international banking systems, thus confirming the draining of liquidity abroad.

All of these factors led us to bring in portfolio risk in areas most sensitive to a withdrawal of liquidity (Europe, credit and emerging markets). We still lost money for the quarter, as our higher volatility managers, which we use for up-market capture, reinforced that they are good for down-market capture as well. The good news is that our expectation for these managers fell into our range of expected outcomes, and we believe that their portfolio investments still offer the potential for attractive future returns.

Our goal throughout this crisis period is the same as it was 2008: protect capital while generating reasonable returns, so that we can buy cheap assets in chaos, without limiting upside in a normal market environment. Easier to say than to implement, but it can be done. That is the magic of good hedge fund investing. Let us break apart our portfolio in those segments and highlight some of the techniques we use to do this.

“Protect capital while generating reasonable returns.”

Technique: allocate to “all-weather” managers who we believe, regardless of the markets, will have the potential to generate solid returns. Our relative value suite and low net, moderate gross exposure long/short equity managers serve as the primary examples. Year to date, our relative value suite has gained over 3% and our low-net long short managers are performing well. These managers are the equivalent of a baseball player with great on-base-percentage.

“Buy cheap assets in chaos.”

Technique: allocate to opportunistic managers skilled in distressed assets and sector specialists. These managers have lost minimal money this year. These are our sluggers.

“Capture excess returns in normal markets”

Technique: blend skilled managers who find mispriced securities and market inefficiencies over the long term, but tend to carry market and liquidity risk. Examples are bankruptcies, complex securities, litigation processes, soft-catalyst merger and acquisitions, value equities. We believe these managers have the potential to generate solid long-term returns, but carry more symmetric returns relative to the short-term market moves (beta). Over time, however, they tend to capture what we call “time arbitrage”. The assets they own tend to correlate to stressed markets.

Exhibit A: Lehman Brothers Holding Company Bonds. A current example of the time arbitrage trade is the Lehman Brothers Holding Company bonds. Although positive news came out on August 30th regarding the plan of reorganization, the bonds traded down 12% in the third quarter after being overwhelmed by macroeconomic news and rumored selling pressure from a large fund receiving redemption requests. In addition, these bonds are so attractive that many large funds already own full positions in their portfolios, so they could not buy incremental positions. On the valuation side, our managers believe with total recoveries, a base case return is 31%, with a low case of 21% and reasonable upside case of 44%. On June 30, 2010 the LBHI bonds traded hands at a price of 27. On January 3, 2011 they changed hands at 25. On September 30, they traded at 23.88. With a Plan of Reorganization confirmation hearing scheduled for the first two weeks of December, and cash distributions expected in the first half of 2012, in a normalized environment, we believe that the bonds will likely trade up as more certainty is known surrounding the bankruptcy outcome. In short, we believe this example highlights the value embedded in the portfolio that can be masked by short term volatility.

We thank our investors as we strive to provide rewarding risk adjusted long-term returns.

Sincerely,

SCS Financial

Important Definitions and Disclosures

“Correlation” — a correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1.

Past performance is not a guarantee of future results.

Opinions expressed are subject to change at any time, are not guarantees and should not be considered investment advice.

This material is not an invitation to subscribe for interests in the Fund and is by way of information only. Sales of interests shall be made on the basis of the Fund’s Confidential Offering Memorandum (the “Offering Memorandum”) only and are not offered to any prospective investor who does not satisfy certain minimum financial and sophistication criteria, or in any jurisdiction in which such offer is not authorized.

An investment in alternative investments can be highly illiquid, is speculative and not suitable for all investors. Investing in alternative investments is only intended for experiences and sophisticated investors who are willing to bear the high economic risk associated with such an investment. Performance may be volatile and there is no guarantee or assurance that an investment in the Fund will achieve its investment objective.

Diversification does not assure a profit or protect against loss in a declining market.

Before making an investment decision, investors should consider the suitability of this investment with respect to their investment objectives and personal situation and consider factors such as-their personal net worth, income, age, risk tolerance and liquidity needs.

An investment in the Fund, and the underlying funds in which the Fund invests through its investment in the Master Fund (collectively, “Alternative Investment Funds”), involves risks, including the following:

•

Past performance of the Fund, as well as any Alternative Investment Fund in which it invests, is not indicative of future performance. The value of the Fund’s investments will fluctuate, and there is no assurance that the Fund will achieve its investment objective.

•

Investing in the Fund and the Alternative Investment Funds involves a significant degree of market risk. No assurance can be given that the strategy or strategies utilized by the Fund or an Alternative Investment Fund will be successful under any or all future market conditions. Changes in general economic conditions may affect the profitability of the Fund or an Alternative Investment Fund or specific strategies used by such funds.

•

An investment in an Alternative Investment Fund may be highly illiquid. Such funds are subject to lock up periods and restrictions on redemptions, including in some cases suspensions. In addition, there is no secondary market for the interests in Alternative Investment Funds, including the Fund, and none is expected to develop. There are substantial restrictions on transferring of the interests in the Fund.

•

Alternative Investment Funds generally are not subject to the same regulatory oversight as more conventional investment vehicles, such as mutual funds, and involve risks not associated with more conventional investments.

•

Due to the early life-cycle of some Alternative Investment Funds, such funds may experience significant loss as a result of declines in an economic sector, industry group, stock market or for portfolio infrastructure failure.

•

The Fund and the Alternative Investment Funds in which it invests may be leveraged and may involve other speculative investment practices that may increase the risk of investment loss. Short selling for example involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited losses. In addition, investments in commodities contracts and all derivative instruments, including futures and options, involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact in the performance of the Fund or Alternative Investment Fund. The prices of such investments are highly volatile and they are subject to the risk of failure of any exchanges on which the positions trade or of a clearing house.

•	Investments in foreign securities involve greater risk, including currency risk, different accounting standards and are subject to political instability.

•	Neither the Fund, nor the Alternative Investment Funds in which they invest, are required to provide periodic pricing or valuation information to investors with respect to individual investments.

•

Because of the complex nature of Alternative Investment Funds’ investments, the distribution of tax information to investors may be subject to delays, which may result in the need to request an extension.

•

The Fund is subject to multiple layers of fees and expenses, which may offset trading profits. By investing in a fund-of-fund such as the Fund, an investor will indirectly bear his or her share of any fees and expenses charged by the underlying funds, in addition to the fees and expenses of the Fund. The Fund also bears its pro rate share of any fees or expenses incurred by the Master Fund.

For a complete description of the investment objectives, risks (including additional risks related to certain potential Fund investments and/or strategies such as Margin Borrowing, Arbitrage, Swap Agreements, Call and Put Options and other Hedging Transactions), as well as conflicts of interest, fees and expenses associated with an investment in the Fund please review the relevant sections in the Fund’s Offering Memorandum which should be reviewed in its entirety prior to investment.

This document has been prepared solely for the use of the intended recipient (the “Recipient”). By accepting delivery of this presentation, each Recipient undertakes not to reproduce or distribute this presentation in whole or in part, nor to disclose any of its contents (except to professional advisors), without the prior written consent of SCS Financial Services, LLC (“SCS”). The information contained herein is proprietary and confidential and may contain commercial or financial information, trade secrets and/or intellectual property of SCS and/or its affiliates.

Quasar Distributors, LLC, distributor

SCS Hedged Opportunities (TE) Fund, LLC

Statement of Assets & Liabilities

September 30, 2011 (Unaudited)

Assets
Investments in SCS Hedged Opportunities Fund, LDC, at fair value (cost $17,624,394)	$16,978,083
Investment paid in advance	2,971,000
Receivable from Adviser	120,656

Total Assets	20,069,739

Liabilities
Capital subscriptions received in advance	2,971,000
Shareholder servicing fees payable	11,437
Accrued expenses and other liabilities	1,794

Total Liabilities	2,984,231

Net Assets	$17,085,508

Net Assets Consist of:
Paid in capital	$17,664,763
Accumulated net investment income (loss)	(183,526)
Accumulated net realized gain on investments sold	14,779
Net unrealized depreciation on investments	(410,508)

Net Assets	$17,085,508

Net Asset Value, 690,033 shares issued and outstanding (unlimited shares authorized, no par value)	$24.76

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities (TE) Fund, LLC

Statement of Operations

For the Six Months Ended September 30, 2011 (Unaudited)

Investment Income
Interest income allocated from SCS Hedged Opportunities Fund, LDC	$1

Expenses
Expenses allocated from SCS Hedged Opportunities Fund, LDC	158,706
Shareholder servicing fees	19,101
Printing and mailing expenses	11,346
Offering costs (Note 2C)	10,110
Registration expenses	5,332

Total Expenses	204,595

Waivers by Adviser	(68,120)

Net Expenses	136,475

Net Investment Income (Loss)	(136,474)

Realized and Unrealized Gain (Loss) on Investments Allocated from SCS Hedged Opportunities Fund, LDC
Net realized gain on sale of investments	16,601
Net change in unrealized depreciation on investments	(579,367)

Net Loss from Investments Allocated from SCS Hedged Opportunities Fund, LDC	(562,766)

Net Decrease in Net Assets Resulting from Operations	$(699,240)

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities (TE) Fund, LLC

Statement of Changes in Net Assets

	Six Months Ended September 30, 2011 (Unaudited)	Period from October 1, 2010 through March 31, 2011
Change in Net Assets Resulting from Operations
Net investment income (loss)	$(136,474)	$(47,052)
Net realized gain (loss) on sale of investments	16,601	(1,822)
Net change in unrealized appreciation (depreciation) on investments	(579,367)	168,859

Net Increase (Decrease) in Net Assets Resulting from Operations	(699,240)	119,985

Change in Net Assets Resulting from Capital Transactions
Process from shares sold	11,466,900	6,197,863

Net Increase in Net Assets Resulting from Capital Transactions	11,466,900	6,197,863

Net Increase in Net Assets	$10,767,660	$6,317,848

Net Assets, Beginning of Period	$6,317,848	$0

Net Assets, End of Period (690,033 and 243,710 shares outstanding, respectively)	$17,085,508	$6,317,848

Accumulated Net Investment Income (Loss)	$(183,526)	$(47,052)

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities (TE) Fund, LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2011 (Unaudited)

Cash Flows from Operating Activities
Purchases of investment in SCS Hedged Opportunities Fund, LDC	$(11,503,927)
Investments paid in advance	(2,464,469)
Expenses paid	(35,526)

Net Cash Used in Operating Activities	(14,003,922)

Cash Flows from Financing Activities
Proceeds from subscriptions	11,466,900
Proceeds from advance subscriptions	2,537,022

Net Cash Received from Financing Activities	14,003,922

Net Decrease in Cash	—
Cash — Beginning of Period	—

Cash — End of Period	$—

Reconciliation of Net Decrease in Net Assets Resulting from Operations to Net Cash Used in Operating Activities
Net decrease in net assets resulting from operations	$(699,240)
Net increase in advance subscriptions to investments	(2,464,469)
Net realized gain on investments	(16,601)
Net change in unrealized depreciation on investments	579,367
Net decrease in amortization of offering costs	10,110
Net increase in receivable from Adviser	(68,120)
Net increase in shareholder servicing fees payable	5,390
Net increase in accrued expenses and other liabilities	(5,137)
Expenses allocated from SCS Hedged Opportunities Fund, LDC	158,706
Income allocated from SCS Hedged Opportunities Fund, LDC	(1)
Purchases of investment in SCS Hedged Opportunities Fund, LDC	(11,503,927)

Net Cash Used in Operating Activities	$(14,003,922)

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities (TE) Fund, LLC

Financial Highlights

	Six Months Ended September 30, 2011 (Unaudited)		Period from October 1, 2010(1) through March 31, 2011
Per Share Operating Performance
Beginning net asset value	$25.92		$25.00
Income (Loss) From Investment Operations
Net investment income (loss)(2)	(0.32)		(0.32)
Net gain (loss) from investments in Portfolio Funds	(0.84)		1.24

Total from Investment Operations	(1.16)		0.92

Ending Net Asset Value	$24.76		$25.92

Total return	(4.49	)%(3)	3.68	%(3)
Supplemental Data and Ratios
Net assets, end of period	$17,085,508		$6,317,848
Ratio of expenses to weighted average net assets before waivers	3.75	%(4)	9.05	%(4)
Ratio of expenses to weighted average net assets after waivers	2.50	%(4)	2.50	%(4)
Ratio of net investment loss to weighted average net assets before waivers	(3.75	)%(4)	(9.04	)%(4)
Ratio of net investment loss to weighted average net assets after waivers	(2.50	)%(4)	(2.49	)%(4)
Portfolio turnover rate	0.00	%(3)	0.00	%(3)

(1)	Commencement of operations.

(2)	Calculated using average shares outstanding method.

(3)	Not annualized.

(4)	Annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities (TE) Fund, LLC

Notes to Financial Statements

September 30, 2011 (Unaudited)

1.	Organization

SCS Hedged Opportunities (TE) Fund, LLC (the “Fund”) was organized as a limited liability company under the laws of the state of Delaware on August 26, 2010, and commenced operations on October 1, 2010. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek attractive, long-term capital appreciation with volatility that is lower than that of the equity market and returns that demonstrate a low correlation to both the equity and fixed income markets. The Fund pursues its investment objective by investing substantially all of its assets in the SCS Hedged Opportunities Fund, LDC (the “Offshore Fund”), a Cayman Islands limited duration company with the same investment objective as the Fund. The Offshore Fund is not registered as an investment company under the Investment Company Act. The Offshore Fund in turn invests substantially all of its assets in the SCS Hedged Opportunities Master Fund, LLC (the “Master Fund”), a closed-end, non-diversified management investment company that is registered under the 1940 Act. The Master Fund pursues its investment objective by allocating its assets among a diversified group of hedge funds managed by portfolio managers with differing styles and strategies (“Portfolio Funds”).

The percentage of the Offshore Fund owned by the Fund at September 30, 2011 was 100%. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements. The percentage of the Master Fund owned by the Offshore Fund at September 30, 2011 was 33.09%.

The Fund, Offshore Fund and Master Fund are managed by SCS Capital Management, LLC (the “Adviser”). The Adviser is a registered investment adviser with the Securities and Exchange Commission.

The Fund has a Board of Directors (the “Board”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser. The same directors also serve as the Master Fund’s Board.

2.	Significant Accounting Policies

The Fund prepares its financial statements in accordance with accounting principles generally accepted in The United States of America. Following are the significant accounting policies adopted by the Fund:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in The United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B. Fund Expenses

The Fund bears its own operating expenses and, through its investment in the Master Fund, its portion of the Master Fund’s operating expenses. These operating expenses include, but are not limited to: all investment-related expenses, registration expenses, legal fees, audit and tax preparation fees and expenses, administrative and accounting expenses and fees, transfer agent fees, custody fees, costs of insurance, fees and travel-related expenses of the Board of Directors, all costs and expenses of preparing, setting in type, printing and distributing reports and other communications to shareholders, and such other expenses as may be approved from time to time by the Board. Expenses allocated to the Fund for its indirect investments in the Portfolio Funds are not included in the Fund’s Statement of Operations or Financial Highlights.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed to waive its fees, and/or to pay or absorb the ordinary operating expenses of the Fund (including all organization and offering expenses, as well as the portion of the Master Fund’s fees and expenses borne by the Fund, but excluding any Portfolio Fund fees and expenses), to the extent that they exceed 2.5% per annum of the Fund’s average monthly net assets (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser for such amounts. Reimbursement will be made as promptly as possible, but only to the extent that it does not cause the Fund’s ordinary operating expenses to exceed the Expense Limitation. The Expense Limitation Agreement will remain in effect until terminated by the Fund. For the period ended March 31, 2011 and the six months ended September 30, 2011, the Adviser waived expenses in the amount of $124,067 and $68,120, respectively.

C. Organizational and Offering Costs

The Master Fund incurred organizational and offering costs. The Master Fund expensed all of its organizational costs of $250,363 in the first two months of operations. The portion of the Master Fund’s organizational costs allocated to the Fund totaled $1,794. The Master Fund had total offering costs of $271,405, which it amortized over its first twelve months of operations, $156,111 in the period ended March 31, 2011 and $115,294 in the six months ended September 30, 2011. The portion of the Master Fund’s offering costs allocated to the Fund in the period ended March 31, 2011 totaled $17,991 and in the six months ended September 30, 2011 totaled $26,406. The Fund directly incurred $20,220 in offering costs, which it amortized over its first twelve months of operations, $10,110 in the period ended March 31, 2011 and $10,110 in the six months ended September 30, 2011.

D. Investments in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate indirect interest in the net assets of the Master Fund as of September 30, 2011. Valuation of Portfolio Funds and other investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements. The Fund records its pro rata share of the Master Fund’s income, expenses and realized and unrealized gains and losses. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

E. Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of three months or less from the date of purchase.

F. Fair Value

The fair values of the Fund’s assets and liabilities which qualify as financial instruments under the Accounting Standards Codification 825, Financial Instruments, approximate the carrying amounts presented in the statement of assets and liabilities.

G. Income Taxes

The Fund’s tax year end is December 31. The Fund is treated as a partnership for Federal income tax purposes. Each member is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. Management is not aware of any exposure to uncertain tax positions that could require accrual. As of September 30, 2011, the Fund’s tax years since inception remain open and subject to examination by relevant taxing authorities.

H. Indemnifications

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Investment Transactions

For the six months ended September 30, 2011, the Fund purchased (at cost) and sold interests (proceeds) of the Master Fund in the amount of $11,503,927 and $0, respectively.

4.	Management and Performance Fees, Administration Fees and Custodian Fees

The Fund has entered into an Investment Advisory Agreement with SCS Capital Management, LLC. Under the Investment Advisory Agreement, the Master Fund pays the Adviser a quarterly fee, which is calculated and accrued monthly, (the “Advisory Fee”) at the annual rate of 1.25% of the Master Fund’s net assets. So long as substantially all of the assets of the Fund are invested in the Master Fund, the Fund does not pay the Adviser a separate fee under the Investment Advisory Agreement. The Fund does however, due to its investment in the Master Fund, bear its proportionate percentage of the Advisory Fee paid to the Adviser by the Master Fund.

The Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Fund’s administrator, fund accountant, and transfer agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.070% of the first $150,000,000 of the Master Fund’s total monthly net assets, 0.050% on the next $250,000,000 of the Master Fund’s total monthly net assets and 0.030% on the balance of the Master Fund’s total monthly net assets with a minimum annual fee of $70,000. There is no fee directly attributable to the Fund other than its allocated portion of the Master Fund’s expenses.

The Fund has engaged U.S. Bank, N.A. to serve as the Fund’s custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.001% of the Master Fund’s portfolio market value with a minimum annual fee of $5,000. There is no fee directly attributable to the Fund other than its allocated portion of the Master Fund’s expenses.

5.	Directors and Officers

The Board has overall responsibility to manage and control the business affairs of the Fund and the Master Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s and the Master Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund and the Master Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. A listing of the Board members is on the back cover of this report. The Independent Directors are each paid (in the aggregate) by the Fund and the Master Fund an annual retainer of $20,000, and per meeting fees of $5,000 in the case of regular meetings, $2,000 in the case of telephonic meetings. All Directors are reimbursed by the Fund and the Master Fund for their reasonable out-of-pocket expenses. The Directors do not receive any pension or retirement benefits from the Fund or the Master Fund. Two of the Directors are employees of the Adviser and receive no compensation from the Fund or Master Fund for serving as Directors.

All of the Officers of the Fund and Master Fund are affiliated with the Adviser. Such Officers receive no compensation from the Fund or Master Fund for serving in their respective roles. The Board appointed a Chief Compliance Officer to the Company in accordance with federal securities regulations.

6.	Shareholder Transactions

No shareholder will have the right to require the Fund to redeem shares, although the Fund may from time to time repurchase shares as of the last day of a calendar quarter pursuant to written tenders by shareholders. Whether repurchases will be made during any given quarter will be determined by the Board in its sole discretion. In determining whether the Fund should offer to repurchase shares from shareholders, the Board will consider the recommendations of the Adviser. The Adviser expects that it will generally recommend to the Board that the Fund offer to repurchase shares on the last business day of each calendar quarter. The minimum initial investment required is $25,000. At September 30, 2011, $2,971,000 investor capital subscriptions were received in advance.

The Fund had 690,033 shares outstanding at September 30, 2011. The Fund has issued 243,710 and 446,323 shares through shareholder subscriptions during the period ended March 31, 2011 and the six months ended September 30, 2011, respectively.

7.	Risk Factors

Because of the limitation on rights of redemption and the fact that the Shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Adviser may invest the Master Fund’s assets in Portfolio Funds that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Fund is highly illiquid and involves a substantial degree of risk. Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Fund may offer to repurchase shares from time to time, there can be no assurance such offers will be made with any regularity. The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Master Fund’s net asset value. Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the shares. The Portfolio Funds provide for periodic redemptions ranging from monthly to annually with lock-up provisions of up to three years from initial investment.

8.	Fair Value of Financial Instruments

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Valuations based primarily on inputs that are unobservable and significant. The Master Fund utilized the Portfolio Funds’ month-end NAVs as of the reporting date for fair value. The Portfolio Funds require a redemption notice, and generally include a lock-up period, which results in significant unobservable inputs as of the reporting date.

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011;

	Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments
SCS Hedged Opportunities Master Fund, LLC	$—	$—	$16,978,083	$16,978,083

Total Investments	$—	$—	$16,978,083	$16,978,083

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of April 1, 2011	$6,195,241
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(721,085)
Net purchases (sales)	11,503,927
Transfers in and/or out of Level 3	—

Balance as of September 30, 2011	$16,978,083

During the six months ended September 30, 2011, there were no transfers between Level 1 and Level 2.

9.	Subsequent Events

The Fund has evaluated all subsequent events through November 29, 2011, the date these financial statements were issued, and has not identified any subsequent events requiring financial statement disclosure as of November 29, 2011.

SCS Hedged Opportunities (TE) Fund, LLC

Additional Information

September 30, 2011 (Unaudited)

Form N-Q

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and Master Fund and information regarding how the Fund and Master Fund voted proxies relating to the portfolio of securities are available to stockholders without charge, upon request by calling the Adviser collect at (617) 204-6400.

Board of Directors

The Prospectus includes additional information about the Fund’s Directors and is available upon request without charge by calling the Adviser collect at (617) 204-6400 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements

This report contains “forward-looking statements,” which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may”, “will”, “believe”, “attempt”, “seem”, “think”, “ought”, “try” and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

SCS Hedged Opportunities Master Fund, LLC

Investment Strategy Allocation

As of September 30, 2011

(Expressed as a Percentage of Total Long-Term Fair Value)

SCS Hedged Opportunities Master Fund, LLC

Schedule of Investments

September 30, 2011 (Unaudited)

	Cost	Fair Value	Next Available Redemption Date[b]		Frequency of Redemptions	Redemption Notification Period (Days)
INVESTMENTS IN INVESTMENT COMPANIES — 97.61%[a]
Credit — ABS — 2.53%[a]
Perella Weinberg Partners Asset Based Value Fund LP	$1,250,000	$1,298,326	6/30/2012		Quarterly	90

Credit — Distressed — 5.63%[a]
Aurelius Capital Partners, LP	1,435,617	1,449,928	9/30/2012		Semi-Annually	65
Caspian Select Credit Fund, L.P.	1,385,617	1,438,656	12/31/2011	[c]	Quarterly	90

		2,888,584

Credit — RMBS — 2.91%[a]
AG Mortgage Value Partners, L.P.	1,412,736	1,491,781	1/31/2012		Quarterly	90

Equity Long/Short — Global — 14.69%[a]
Amiya Global Emerging Opportunities, L.P.	1,500,000	1,649,864	9/30/2012	[c]	Quarterly	30
Passport II, LP	1,221,776	1,148,116	12/31/2011		Quarterly	45
Scout Capital Partners II, L.P.	2,478,697	2,519,208	12/31/2011		Quarterly	45
Standard Global Equity Partners SA, L.P.	595,657	761,935	12/31/2011		Quarterly	45
Tremblant Partners, LP	1,496,776	1,458,005	10/31/2011		Monthly	45

		7,537,128

Equity Long/Short — Regional Specialist — 9.09%[a]
Greenheart Capital Fund LP	1,000,000	868,403	9/30/2012	[c]	Quarterly	60
Janchor Partners Pan-Asian Fund	636,985	614,445	11/30/2011		Monthly	60
Macquarie Asian Alpha Fund	2,178,697	2,371,816	10/31/2011		Monthly	30
Standard Pacific Pan-Asia Fund, L.P.	799,000	810,363	6/30/2012	[c]	Quarterly	45

		4,665,027

Equity Long/Short — Sector — 15.74%[a]
Altimeter Partners Fund, L.P.	1,900,000	1,594,377	6/30/2012		Semi-Annually	60
Goshen Global Equity, L.P.	862,736	923,204	12/31/2011		Quarterly	60
JAT Capital Domestic Fund, L.P.	1,500,000	1,443,960	9/30/2012	[c]	Quarterly	45
North Bay Capital, L.P.	2,421,776	2,433,422	12/31/2011		Quarterly	45
Tiger Consumer Partners, L.P.	1,560,617	1,679,684	12/31/2011		Quarterly	45

		8,074,647

Equity Long/Short — U.S. — 3.56%[a]
Hawkeye Capital Institutional, L.P.	1,053,697	1,033,417	9/30/2012	[c]	Quarterly	90
TigerShark Fund, L.P.	871,776	795,184	12/31/2011		Quarterly	60

		1,828,601

Event Driven — Merger/Arbitrage — 4.34%[a]
Jet Capital Concentrated Fund, L.P.	2,153,697	2,227,102	10/31/2011		Monthly	30

Event Driven — Regional Specialist — 7.50%[a]
Tyrus Capital Opportunities Fund, L.P.	2,000,000	1,887,280	3/31/2012	[c]	Quarterly	90
West Face Long Term Opportunities, LLC	2,010,617	1,963,222	12/31/2011		Quarterly	90

		3,850,502

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC

Schedule of Investments

September 30, 2011 (Unaudited) — (continued)

	Cost	Fair Value	Next Available Redemption Date[b]		Frequency of Redemptions	Redemption Notification Period (Days)
Macro — Discretionary — 2.58%[a]
Woodbine Capital Fund LLC	$1,344,657	$1,324,570	12/31/2011		Quarterly	30

Multi-Strategy — Equity Long/Short — 2.71%[a]
Owl Creek II, L.P.	1,635,617	1,388,838	12/31/2011		Annually	90

Multi-Strategy — Event Driven — 9.68%[a]
Eton Park Fund, L.P.	1,435,617	1,379,525	12/31/2011		Annually	65
Serengeti Partners, LP	1,940,000	1,900,411	12/31/2011		Quarterly	87
Taconic Opportunity Fund II L.P.	1,850,000	1,687,461	1/31/2012		Quarterly	60

		4,967,397

Multi-Strategy — Regional Specialist — 4.43%[a]
Azentus Global Opportunities Fund L.P.	2,350,000	2,274,198	12/31/2011		Quarterly	60

Relative Value — Fixed Income — 5.12%[a]
Capula Global Relative Value Fund, L.P.	2,503,697	2,626,009	9/30/2012	[c]	Quarterly	45

Relative Value — Multi-Strategy — 7.10%[a]
Absolute Return Capital Partners, L.P.	1,500,000	1,553,364	10/31/2011		Monthly	15
Alphadyne International Partners, LP	2,035,617	2,092,036	11/30/2011		Monthly	60

		3,645,400

TOTAL INVESTMENTS IN INVESTMENT COMPANIES (Cost $50,321,679)		50,088,110

	Shares
EXCHANGE-TRADED FUND — 0.33%[a]
UltraShort Oil & Gas ProShares	4,332	171,157

TOTAL EXCHANGE-TRADED FUND (Cost $165,428)		171,157

SHORT TERM INVESTMENT — 3.48%[a]
First American Treasury Money Market Fund — Class Z	1,784,511	1,784,511

TOTAL SHORT TERM INVESTMENTS (Cost $1,784,511)		1,784,511

Total Investments (Cost $52,271,618) — 101.42%[a]		52,043,778
Liabilities in Excess of Other Assets — (1.42)%[a]		(728,906)

TOTAL NET ASSETS — 100.00%[a]		$51,314,872

Footnotes

[a]	Percentages are stated as a percent of net assets.

[b]

Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after September 30, 2011 that redemption from a tranche is available without fees. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Further, the Portfolio Fund's advisor may place additional redemption restrictions without notice based on the aggregate redemption requests at a given time.

[c]	Investment in Portfolio Funds may be redeemed prior to the Next Available Redemption Date subject to a redemption fee ranging from 1% to 5%.

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC

Statement of Assets & Liabilities

September 30, 2011 (Unaudited)

Assets
Investments in Portfolio Funds, at fair value (cost $50,321,679) (Notes 2D and 2E)	$50,088,110
Investment in exchange-traded fund, at fair value (cost $165,428)	171,157
Short term investment	1,784,511
Investment paid in advance	3,550,000
Prepaid expenses	34,202
Other receivable	3,687

Total Assets	55,631,667

Liabilities
Investment advisory fee payable (Note 4)	439,306
Payable for investments purchased	165,428
Capital subscriptions received in advance	3,463,500
Director fee payable	7,500
Accrued expenses and other liabilities	241,061

Total Liabilities	4,316,795

Net Assets	$51,314,872

Net Assets Consist of:
Paid in capital	$53,176,687
Accumulated net investment income (loss)	(1,670,929)
Accumulated net realized gain on investments sold	36,954
Net unrealized depreciation on investments	(227,840)

Net Assets	$51,314,872

Net Asset Value, 2,110,651 shares issued and outstanding (unlimited shares authorized, no par value)	$24.31

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC

Statement of Operations

For the Period Ended September 30, 2011 (Unaudited)

Investment Income
Interest income	$6

Expenses
Investment advisory fees (Note 4)	268,377
Offering costs (Note 2C)	115,294
Audit and tax fee	68,500
Directors’ fees	67,500
Legal fees	37,500
Portfolio accounting and administration fees	35,000
Insurance expense	34,202
Custody fees	2,500
Transfer agent fees and expenses	2,500
Registration fees	998
Other expenses	12,125

Total Expenses	644,496

Net Investment Income (Loss)	(644,490)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sale of investments	50,176
Net change in unrealized depreciation on investments	(1,800,763)

Net Loss from Investments	(1,750,587)

Net Decrease in Net Assets Resulting from Operations	$(2,395,077)

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC

Statement of Changes in Net Assets

	Six Months Ended September 30, 2011 (Unaudited)	Period from September 1, 2010 through March 31, 2011
Change in Net Assets Resulting from Operations
Net investment income (loss)	$(644,490)	$(1,026,439)
Net realized gain (loss) on sale of investments	50,176	(13,222)
Net change in unrealized appreciation (depreciation) on investments	(1,800,763)	1,572,923

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,395,077)	533,262

Change in Net Assets Resulting from Capital Transactions
Process from shares sold, net	21,627,684	31,549,003

Net Increase in Net Assets Resulting from Capital Transactions	21,627,684	31,549,003

Net Increase in Net Assets	$19,232,607	$32,082,265

Net Assets, Beginning of Period	$32,082,265	$0

Net Assets, End of Period (2,110,651 and 1,256,681 shares outstanding, respectively)	$51,314,872	$32,082,265

Accumulated Net Investment Income (Loss)	$(1,670,929)	$(1,026,439)

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC

Statement of Cash Flows

For the Period Ended September 30, 2011 (Unaudited)

Cash Flows from Operating Activities
Investment income received	$6
Purchases of limited partnerships	(22,835,985)
Sales of limited partnerships	1,460,712
Purchases of short term investments, net	(1,069,203)
Investments paid in advance	1,550,000
Expenses paid	(266,282)

Net Cash Used in Operating Activities	(21,160,752)

Cash Flows from Financing Activities
Proceeds from subscriptions, net	21,624,933
Proceeds from advance subscriptions	(464,181)

Net Cash Received from Financing Activities	21,160,752

Net Decrease in Cash	—
Cash — Beginning of Period	—

Cash — End of Period	$—

Reconciliation of Net Decrease in Net Assets Resulting from Operations to
Net Cash Used in Operating Activities
Net decrease in net assets resulting from operations	$(2,395,077)
Net decrease in advance subscriptions to investments	1,550,000
Net realized gain on investments	(50,176)
Net change in unrealized depreciation on investments	1,800,763
Net decrease in prepaid offering costs	115,295
Net increase in prepaid expenses	(34,202)
Net increase in investment advisory and management fees payable	260,728
Net increase in accrued expenses and other liabilities	36,393
Purchases of limited partnerships	(22,835,985)
Sales of limited partnerships	1,460,712
Sales of short term investments, net	(1,069,203)

Net Cash Used in Operating Activities	$(21,160,752)

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC

Financial Highlights

	Six Months Ended September 30, 2011 (Unaudited)		Period from September 1, 2010(1) through March 31, 2011
Per Share Operating Performance
Beginning net asset value	$25.53		$25.00
Income (Loss) From Investment Operations
Net investment income (loss)(2)	(0.38)		(1.05)
Net gain (loss) from investments in Portfolio Funds	(0.84)		1.58

Total from Investment Operations	(1.22)		0.53

Ending Net Asset Value	$24.31		$25.53

Total return	(4.77	)%(3)	2.12	%(3)
Supplemental Data and Ratios
Net assets, end of period	$51,314,872		$32,082,265
Ratio of expenses to weighted average net assets(5)	3.00	%(4)	7.18	%(4)
Ratio of net investment loss to weighted average net assets(5)	(3.00	)%(4)	(7.17	)%(4)
Portfolio turnover rate	3.54	%(3)	4.21	%(3)

(1)	Commencement of operations.

(2)	Calculated using average shares outstanding method.

(3)	Not annualized.

(4)	Annualized.

(5)	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the Portfolio Funds.

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC

Notes to Financial Statements

September 30, 2011 (Unaudited)

1.	Organization

SCS Hedged Opportunities Master Fund, LLC (the “Master Fund”) was organized as a limited liability company under the laws of the state of Delaware on April 7, 2010, and commenced operations on September 1, 2010. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek attractive, long-term capital appreciation with volatility that is lower than that of the equity market and returns that demonstrate a low correlation to both the equity and fixed income markets. The Master Fund pursues its investment objective by allocating its assets among a diversified group of hedge funds managed by portfolio managers with differing styles and strategies (“Portfolio Funds”).

The SCS Hedged Opportunities Fund, LLC, a Delaware limited liability company that is registered under the 1940 Act as a non-diversified, closed-end management investment company (the “Feeder Fund”) pursues its investment objectives by investing substantially all of its assets in the Master Fund. The Feeder Fund has the same investment objective and substantially the same investment policies as the Master Fund (except that the Feeder Fund pursues its investment objectives by investing in the Master Fund).

The SCS Hedged Opportunities (TE) Fund, LLC, a Delaware limited liability company that is registered under the 1940 Act as a non-diversified, closed-end management investment company (the “TE Feeder Fund”, together with the “Feeder Fund” the “Feeder Funds”) pursues its investment objectives by investing substantially all of its assets in the SCS Hedged Opportunities Fund, LDC (the “Offshore Fund”), a Cayman Islands limited duration company. The Offshore Fund is not registered as an investment company under the Investment Company Act. The Offshore Fund in turn invests substantially all of its assets in the Master Fund. The TE Feeder Fund and Offshore Fund have the same investment objective and substantially the same investment policies as the Master Fund (except that they pursue their investment objectives by investing in the Master Fund).

The Master Fund and Feeder Funds are managed by SCS Capital Management, LLC (the “Adviser”). The Adviser is a registered investment adviser with the Securities and Exchange Commission.

The Master Fund has a Board of Directors (the “Board”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser. The same directors also serve as the Feeder Funds’ Board.

2.	Significant Accounting Policies

The Master Fund prepares its financial statements in accordance with accounting principles generally accepted in The United States of America. Following are the significant accounting policies adopted by the Master Fund:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in The United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B. Fund Expenses

The Master Fund bears its own operating expenses. These operating expenses include, but are not limited to: all investment-related expenses, registration expenses, legal fees, audit and tax preparation fees and expenses, administrative and accounting expenses and fees, transfer agent fees, custody fees, costs of insurance, fees and travel-related expenses of the Board of Directors, all costs and expenses of preparing, setting in type, printing and distributing reports and other communications to shareholders, and such other expenses as may be approved from time to time by the Board. Expenses allocated to the Master Fund for its investments in the Portfolio Funds are not included in the Master Fund’s Statement of Operations or Financial Highlights.

C. Organizational and Offering Costs

The Master Fund incurred organizational and offering costs. The Master Fund expensed all of its organizational costs of $250,363 in the first two months of operations. The Master Fund had total offering costs of $271,405, which it amortized over its first twelve months of operations, $156,111 and $115,294 in the period ended March 31, 2011 and the six months ended September 30, 2011, respectively.

D. Investments in Portfolio Funds

In accordance with the terms of the Master Fund’s Prospectus, the investments in the Portfolio Funds are valued at their fair value.

The Fund has the ability to liquidate its investments periodically, ranging from monthly to annually, depending on the provisions of the respective Portfolio Fund agreements. Generally, the General Partners and/or Investment Managers of the Portfolio Funds can suspend redemptions.

Certain Portfolio Funds incur annual management fees ranging from 1% to 2% of a Portfolio Fund’s net assets. The Portfolio Funds also receive performance allocations of up to 20% of their net profits as defined by the respective Portfolio Fund agreements.

The Portfolio Funds in which the Fund has investments utilize a variety of financial instruments in their trading strategies including equity and debt securities, options, futures, and swap contracts. Several of these financial instruments contain varying degrees of off-balance sheet risk, whereby changes in fair value of the securities underlying the financial instruments may be in excess of the amounts recorded on each of the Portfolio Fund’s balance sheets. In addition, the Portfolio Funds may sell securities short whereby a liability is created to repurchase the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sale of securities sold short may exceed the amount recognized on their balance sheets. However, due to the nature of the Master Fund’s interest in the Portfolio Funds, such risks are limited to the Master Fund’s invested amount in each investee.

Of the Portfolio Funds listed on the Schedule of Investments, 9 were acquired during the period and 14 remained subject to lock-up periods expiring in one to three years from their respective purchase dates. Of these investments, 8 can be redeemed prior to the lock-up period for a penalty ranging from 1% to 5% of the redemption amount.

E. Investment Valuation

The Master Fund primarily invests in private Portfolio Funds that are not listed on a securities exchange. Prior to investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund.

The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser and/or the Board will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Fund manager does not represent the fair value of the Company’s interests in that Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to holders representing the price at which, even in the absence of redemption activity, a Portfolio Fund would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Portfolio Fund’s governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund would consider whether it was appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. For example, when a Portfolio Fund imposes extraordinary restrictions on redemptions, or when there have been no recent transactions in Portfolio Fund interests, the Adviser may determine that it is appropriate to apply such a discount. Any such decision would be made in good faith, and subject to the review and supervision of the Board.

The Adviser assesses the accuracy of each Portfolio Fund’s reported monthly net asset value using various means. These may include comparing a reported valuation with one or more strategy-specific benchmarks that the Adviser believes correlate with the strategy of the Portfolio Fund; discussing the performance of the Portfolio Fund with the manager’s personnel; or reviewing and analyzing the Portfolio Fund’s audited financial statements.

The valuations reported by the Portfolio Funds’ managers, upon which the Master Fund calculates its month-end net asset value and net asset value per share may be subject to later adjustment, based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Portfolio Funds are audited by those Portfolio Funds’ independent public accountants, during their respective fiscal year end, and may be revised as a result of such audits. Other adjustments may occur from time to time. To the extent these adjustments materially impact the Master Fund’s net asset value, management will appropriately adjust participants’ transactions to ensure they are not materially harmed.

F. Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of three months or less from the date of purchase.

G. Fair Value

The fair values of the Master Fund’s assets and liabilities which qualify as financial instruments under the Accounting Standards Codification 825, Financial Instruments, approximate the carrying amounts presented in the statement of assets and liabilities.

H. Income Taxes

The Master Fund’s tax year end is December 31. The Master Fund is treated as a partnership for Federal income tax purposes. Each member is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Master Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions.

Management is not aware of any exposure to uncertain tax positions that could require accrual. As of September 30, 2011, the Master Fund’s tax years since inception remain open and subject to examination by relevant taxing authorities.

I. Indemnifications

Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur. However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Investment Transactions

For the six months ended September 30, 2011, the Master Fund purchased (at cost) and sold interests (proceeds) in Portfolio Funds in the amount of $22,835,985 and $1,435,985 (excluding short-term securities), respectively. The Master Fund purchased (at cost) and sold interests (proceeds) in investment securities in the amount of $165,428 and $0 (excluding short-term securities), respectively.

4.	Management and Performance Fees, Administration Fees and Custodian Fees

The Master Fund has entered into an Investment Advisory Agreement with SCS Capital Management, LLC. Under the Investment Advisory Agreement, the Master Fund pays the Adviser a quarterly fee, which is calculated and accrued monthly, (the “Advisory Fee”) at the annual rate of 1.25% of the Master Fund’s net assets.

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund’s administrator, fund accountant, and transfer agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.070% of the first $150,000,000 of the Master Fund’s total monthly net assets, 0.050% on the next $250,000,000 of the Master Fund’s total monthly net assets and 0.030% on the balance of the Master Fund’s total monthly net assets with a minimum annual fee of $70,000.

The Master Fund has engaged U.S. Bank, N.A. to serve as the Master Fund’s custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.001% of the Master Fund’s portfolio market value with a minimum annual fee of $5,000.

5.	Directors and Officers

The Board has overall responsibility to manage and control the business affairs of the Master Fund and the Feeder Funds, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Master Fund’s and the Feeder Funds’ business. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund and the Feeder Funds as are customarily exercised by the board of directors of a registered investment company organized as a corporation. A listing of the Board members is on the back cover of this report. The Independent Directors are each paid (in the aggregate) by the Master Fund an annual retainer of $20,000, and per meeting fees of $5,000 in the case of regular meetings, $2,000 in the case of telephonic meetings. All Directors are reimbursed by the Master Fund for their reasonable out-of-pocket expenses. The Directors do not receive any pension or retirement benefits from the Master Fund or the Feeder Funds. Two of the Directors are employees of the Adviser and receive no compensation from the Master Fund or Feeder Funds for serving as Directors.

All of the Officers of the Master Fund and Feeder Funds are affiliated with the Adviser. Such Officers receive no compensation from the Master Fund or Feeder Funds for serving in their respective roles. The Board appointed a Chief Compliance Officer to the Company in accordance with federal securities regulations.

6.	Shareholder Transactions

The Master Fund from time to time may offer to repurchase Interests pursuant to written tenders by Investors. Any such repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. In determining whether the Master Fund should repurchase Interests or portions thereof from Investors pursuant to written tenders, the Board will consider the recommendation of the Adviser. The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Interests from Investors, on a quarterly basis, on or about March 31st, June 30th, September 30th, and December 31st of each year.

The Master Fund had 2,110,651 shares outstanding at September 30, 2011. The Master Fund has issued 1,256,681 and 853,970 shares through shareholder subscriptions during the period ended March 31, 2011 and the six months ended September 30, 2011, respectively.

7.	Risk Factors

Because of the limitation on rights of redemption and the fact that the Shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Adviser may invest the Master Fund’s assets in Portfolio Funds that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Master Fund is highly illiquid and involves a substantial degree of risk. Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause investors to incur losses because of an inability to withdraw their investments from the Master Fund during or following periods of negative performance. Although the Master Fund may offer to repurchase shares from time to time, there can be no assurance such offers will be made with any regularity. The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Master Fund’s net asset value. Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the shares. The Portfolio Funds provide for periodic redemptions ranging from monthly to annually with lock-up provisions of up to three years from initial investment.

8.	Fair Value of Financial Instruments

The Master Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Valuations based primarily on inputs that are unobservable and significant. The Master Fund utilized the Portfolio Funds’ month-end NAVs as of the reporting date for fair value. The Portfolio Funds require a redemption notice, and generally include a lock-up period, which results in significant unobservable inputs as of the reporting date.

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Master Fund’s investments as of September 30, 2011;

	Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments
U.S. Investment Companies(a)	$—	$—	$50,088,110	$50,088,110
Exchange-Traded Fund	171,157	—	—	171,157
Short Term Investments(b)	1,784,511	—	—	1,784,511

Total Investments	$1,955,668	$—	$50,088,110	$52,043,778

(a)	All other strategy classifications are identified in the Schedule of Investments.
(b)	Short Term Investments that are sweep investments for cash balances in the Fund at September 30, 2011.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of April 1, 2011	$30,444,426
Accrued discounts/premiums	—
Realized gain (loss)	50,176
Change in unrealized appreciation (depreciation)	(1,806,492)
Net purchases (sales)	21,400,000
Transfers in and/or out of Level 3	—

Balance as of September 30, 2011	$50,088,110

During the six months ended September 30, 2011, there were no transfers between Level 1 and Level 2.

9.	Subsequent Events

The Fund has evaluated all subsequent events through November 29, 2011, the date these financial statements were issued, and has not identified any subsequent events requiring financial statement disclosure as of November 29, 2011.

SCS Hedged Opportunities Master Fund, LLC

Additional Information

September 30, 2011 (Unaudited)

Form N-Q

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to the portfolio of securities are available to stockholders without charge, upon request by calling the Adviser collect at (617) 204-6400.

Board of Directors

The Prospectus includes additional information about the Master Fund’s Directors and is available upon request without charge by calling the Adviser collect at (617) 204-6400 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements

This report contains “forward-looking statements,” which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may”, “will”, “believe”, “attempt”, “seem”, “think”, “ought”, “try” and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

SCS Hedged Opportunities (TE) Fund, LLC &

SCS Hedged Opportunities Master Fund, LLC

Privacy Notice

As an investor (“Investor”) in SCS Hedged Opportunities Fund, LLC, SCS Hedged Opportunities (TE) Fund, LLC or SCS Hedged Opportunities Master Fund, LLC (the “Funds”), you are entitled to know how we protect your nonpublic personal information and how we limit its disclosure. This privacy policy applies to individuals and institutions who are Investors, or have been Investors in the past. This privacy policy describes our policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other information about you.

Information We Collect

We collect nonpublic personal information about you from the following sources:

•

Information we receive from you on your investor information forms, account opening forms, subscription agreements, or other forms. This information includes, for example, your name, address, social security number, assets and income.

Information We Disclose

We do not disclose your nonpublic personal information to anyone, except as permitted or required by law. This means, most importantly, that we do not sell Investor information — whether it is your personal information or the fact that you are an Investor in the Funds — to anyone. Instead, we use your information primarily to complete transactions that you request. Here are the details:

•	To implement your wealth management plan, including the selection of investment managers, it may be necessary to provide identifying information to nonaffiliated third parties.

•

In certain instances, we may contract with nonaffiliated third parties to perform services for us and, where necessary, disclose your information (described above) to them. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. Further, we require these third parties to treat your nonpublic information confidentially.

•

Finally, we will release your nonpublic information if you direct us to do so, if we are required by law to do so or in other limited circumstances permitted by law — for example, to protect your account from fraud.

What Happens If You Close Your Account

If you decide to close your account(s), we will adhere to the privacy policies and procedures described in this notice.

Who Has Access to Your Personal Information

We restrict access to your nonpublic personal information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

We Will Keep You Informed

This publication replaces all previous statements of our privacy policy. As required by law, we will notify you annually of our privacy policy. We reserve the right to modify this policy at any time and will keep you informed of changes.

BOARD OF DIRECTORS

Peter Mattoon*, Chairman of the Board

Peter Lombard, Independent Director

James Orr, Independent Director

Edmond Villani, Independent Director

Joseph McCuine*, Interested Director

OFFICERS

Peter Mattoon*, President & Chief Executive Officer

Joseph McCuine*, Vice President & Chief Financial Officer

Adrian Ketri*, Vice President & Chief Compliance Officer

Stephen Goff*, Secretary

INVESTMENT ADVISER

SCS Capital Management, LLC

One Winthrop Square

Boston, MA 02110

LEGAL COUNSEL

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

CUSTODIAN

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, WI 53212

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, J1S

Milwaukee, WI 53202

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

125 High Street

Boston, MA 02110

*	Employed by SCS Capital Management, LLC

One Winthrop Square  |  Boston, MA 02110

617.204.6400   |  www.scsfinancial.com

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes required by this Item to be reported.

Item 11.	Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SCS Hedged Opportunities (TE) Fund, LLC

By (Signature and Title)	/s/ Peter H. Mattoon
Peter H. Mattoon, Chief Executive Officer

Date December 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter H. Mattoon
Peter H. Mattoon, Chief Executive Officer

Date December 2, 2011

By (Signature and Title)	/s/ Joseph E. McCuine
Joseph E. McCuine, Chief Financial Officer

Date December 2, 2011